Segment Reporting - Summary of Operating Segment (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Total consolidated revenues	¥ 3,687,973,887	$ 565,206,726	¥ 8,840,043,542	¥ 7,692,342,304
Financing income	2,102,664,997	322,247,509	3,510,054,957	3,535,275,780
Guarantee income	826,197,593	126,620,321
Total consolidated income from operations	865,598,137	132,658,719	3,848,755,083	2,689,368,146
Unallocated expenses	45,633,820	6,993,689	87,299,053	57,981,487
Total other expense, net	355,200,116	54,436,799	41,766,688	(40,321,415)
Net income before income taxes	1,220,798,253	187,095,518	3,890,521,771	2,649,046,731
Sales Commission Fee [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	80,991,883	12,412,549	356,811,512	307,492,444
Penalty fees [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	72,234,947	11,070,490	44,354,000	28,012,630
Sales Income [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	610,793,584	93,608,212	431,945,882	2,174,788,821
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated income from operations	911,231,957	139,652,408	3,936,054,136	2,747,349,633
Operating Segments [Member] | Sales Income [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	487,985,467	74,787,045
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Unallocated expenses	(45,633,820)	(6,993,689)	(87,299,053)	(57,981,487)
Transaction services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Transaction services and other related income	(168,120,830)	(25,765,644)	2,161,854,715
Installment Credit Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	3,199,988,420	490,419,681	8,840,043,542	7,692,342,304
Financing income	2,102,664,997	322,247,509	3,510,054,957	3,535,275,780
Guarantee income	826,197,593	126,620,321
Loan facilitation income and others	(32,908,294)	(5,043,417)	2,097,593,931	1,618,438,688
Total consolidated income from operations	1,260,521,223	193,183,329	3,936,054,136	2,747,349,633
Installment Credit Services [Member] | Operating Segments [Member] | Sales Commission Fee [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	80,991,883	12,412,549	356,811,512	307,492,444
Installment Credit Services [Member] | Operating Segments [Member] | Penalty fees [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	72,234,947	11,070,490	44,354,000	28,012,630
Installment Credit Services [Member] | Operating Segments [Member] | Sales Income [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	122,808,117	18,821,167	431,945,882	2,174,788,821
Installment Credit Services [Member] | Operating Segments [Member] | Post-Oigination Services Fee [Member]
Segment Reporting Information [Line Items]
Revenue from postorigination services and other	196,120,007	30,056,706	¥ 237,428,545	¥ 28,333,941
E-Commerce Sales Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	487,985,467	74,787,045
Total consolidated income from operations	¥ (349,289,266)	$ (53,530,921)